UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-03313)

First American Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Brent G. Smith

800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31

Date of reporting period: 05/31/16

Item 1. Schedule of Investments.

Schedule of Investments May 31, 2016 (unaudited), all dollars are rounded to thousands (000)

Government Obligations Fund

DESCRIPTION	PAR	VALUE >
U.S. Government Agency Debt - 49.2%
Federal Farm Credit Bank
0.423%, 06/21/2016 Δ	$150,000	$149,999
0.427%, 07/21/2016 	50,000	49,970
0.433%, 07/22/2016 Δ	100,000	100,000
0.421%, 09/06/2016 Δ	200,000	200,004
0.501%, 09/07/2016 	36,995	36,945
0.501%, 09/16/2016 	5,000	4,993
0.538%, 11/21/2016 Δ	30,000	30,018
0.419%, 12/01/2016 Δ	50,000	50,003
0.512%, 12/27/2016 	75,000	74,778
0.464%, 02/15/2017 Δ	25,000	24,998
0.514%, 02/16/2017 Δ	25,000	25,000
0.433%, 02/21/2017 Δ	150,000	150,000
0.512%, 03/08/2017 Δ	25,000	24,999
0.454%, 03/16/2017 Δ	119,000	118,962
0.433%, 03/21/2017 Δ	25,000	24,999
0.483%, 03/24/2017 Δ	25,000	24,993
0.499%, 03/29/2017 Δ	25,000	25,000
0.430%, 03/30/2017 Δ	50,000	50,000
0.426%, 04/04/2017 Δ	45,625	45,621
0.484%, 04/17/2017 Δ	75,000	75,026
0.488%, 05/24/2017 Δ	28,000	27,997
0.493%, 06/22/2017 Δ	50,000	49,995
0.429%, 08/01/2017 Δ	20,000	19,971
0.564%, 08/01/2017 Δ	25,000	25,000
0.538%, 08/24/2017 Δ	110,000	109,983
0.479%, 08/28/2017 Δ	25,000	24,972
0.559%, 09/14/2017 Δ	75,000	74,990
0.446%, 09/25/2017 Δ	22,000	21,965
0.566%, 10/06/2017 Δ	80,000	79,995
0.526%, 10/25/2017 Δ	125,000	124,982
0.555%, 11/13/2017 Δ	158,000	157,993
0.473%, 11/22/2017 Δ	85,000	84,950
Federal Home Loan Bank
0.471%, 06/07/2016 	30,000	29,998
2.125%, 06/10/2016	27,800	27,812
0.265%, 06/15/2016 	60,000	59,994
0.400%, 06/17/2016	50,000	50,000
0.426%, 06/24/2016 Δ	40,000	40,000
0.490%, 06/24/2016 Δ	200,000	199,999
0.490%, 06/29/2016 Δ	150,000	150,000
0.440%, 07/08/2016	25,000	25,000
0.501%, 07/15/2016 	47,500	47,471
0.491%, 07/20/2016 	265,600	265,424
0.468%, 07/21/2016 Δ	35,000	35,000
0.388%, 07/22/2016 Δ	50,000	49,996
0.501%, 07/22/2016 	50,000	49,965
0.513%, 07/27/2016 	140,000	139,888
0.501%, 07/29/2016 	50,000	49,960
0.520%, 08/04/2016	50,000	49,999
0.520%, 08/12/2016	25,000	24,999
0.532%, 08/15/2016 	50,000	49,945
0.500%, 08/19/2016	33,500	33,499
0.470%, 08/22/2016	25,000	24,999
0.470%, 08/24/2016	25,000	24,998
0.406%, 08/25/2016 Δ	100,000	100,000
0.414%, 08/26/2016 Δ	50,000	50,000
0.474%, 08/26/2016 Δ	50,000	50,000
0.545%, 08/26/2016 Δ	220,000	219,999
0.450%, 08/29/2016	50,000	50,000
0.552%, 08/29/2016 	25,000	24,966
0.500%, 09/01/2016	30,000	29,998
0.500%, 09/01/2016	50,000	49,999
0.510%, 09/09/2016	25,000	25,000
0.521%, 09/09/2016 	24,600	24,564
2.000%, 09/09/2016	40,000	40,176
0.501%, 09/14/2016 	50,000	49,927
0.501%, 09/20/2016 	20,000	19,969
0.506%, 09/23/2016 	150,000	149,760
0.501%, 09/27/2016 	25,000	24,959
0.493%, 10/17/2016 Δ	235,000	234,993
5.125%, 10/19/2016	35,900	36,514
0.514%, 10/27/2016 Δ	200,000	199,988

0.375%, 11/02/2016	25,000	24,973
0.511%, 11/16/2016 	50,000	49,881
0.541%, 11/18/2016 	50,000	49,872
0.500%, 11/23/2016	50,000	49,992
0.602%, 12/12/2016 	150,000	149,515
4.750%, 12/16/2016	62,000	63,373
0.392%, 01/09/2017 Δ	50,000	49,999
0.384%, 01/17/2017 Δ	100,000	99,952
0.528%, 01/23/2017 Δ	50,000	50,000
0.440%, 01/27/2017 Δ	50,000	50,000
0.502%, 01/30/2017 Δ	50,000	49,995
0.502%, 02/03/2017 Δ	50,000	49,984
0.497%, 02/07/2017 Δ	50,000	49,982
0.572%, 02/08/2017 Δ	50,000	50,000
0.568%, 02/10/2017 Δ	25,000	25,000
0.643%, 02/10/2017 	35,000	34,842
0.404%, 02/14/2017 Δ	175,000	175,000
0.491%, 02/14/2017 Δ	250,000	249,961
0.493%, 02/17/2017 Δ	50,000	49,985
0.524%, 02/17/2017 Δ	30,000	30,000
0.542%, 02/17/2017 	75,000	74,706
0.568%, 02/17/2017 Δ	35,000	35,000
0.533%, 02/22/2017 Δ	75,000	75,000
0.460%, 02/27/2017 Δ	40,000	39,998
0.680%, 02/27/2017	35,000	34,991
0.439%, 02/28/2017 Δ	100,000	99,998
0.429%, 03/02/2017 Δ	50,000	50,000
0.534%, 03/08/2017 Δ	100,000	99,998
0.434%, 03/17/2017 Δ	50,000	49,998
0.550%, 03/27/2017 Δ	50,000	50,000
0.790%, 03/30/2017	25,000	25,000
0.830%, 04/12/2017	35,000	35,000
0.528%, 04/13/2017 Δ	50,000	50,000
0.499%, 04/19/2017 Δ	50,000	50,000
0.458%, 04/21/2017 Δ	225,000	224,953
0.575%, 05/19/2017 Δ	25,000	25,000
0.594%, 07/27/2017 Δ	25,000	24,997
0.426%, 08/18/2017 Δ	80,000	79,954
0.642%, 08/25/2017 Δ	50,000	50,001
0.615%, 09/01/2017 Δ	25,000	25,000
0.476%, 09/05/2017 Δ	50,000	50,000
0.616%, 09/07/2017 Δ	25,000	25,000
0.615%, 09/11/2017 Δ	25,000	25,002
0.605%, 09/29/2017 Δ	35,000	35,000
0.609%, 10/04/2017 Δ	115,000	115,008
0.594%, 10/11/2017 Δ	25,000	25,000
0.538%, 11/10/2017 Δ	100,000	100,000
Federal Home Loan Mortgage Corporation
0.414%, 06/15/2016 Δ	75,000	75,000
0.438%, 07/21/2016 Δ	59,500	59,499
2.000%, 08/25/2016	127,000	127,460
0.486%, 08/26/2016 	100,000	99,884
0.404%, 09/02/2016 Δ	50,000	50,000
0.496%, 09/02/2016 	74,500	74,405
0.511%, 09/09/2016 	50,000	49,929
0.875%, 10/14/2016	98,010	98,112
0.562%, 10/19/2016 	13,380	13,351
0.516%, 11/14/2016 Δ	110,000	110,004
0.750%, 03/09/2017	50,000	50,000
0.443%, 04/20/2017 Δ	75,000	74,990
0.573%, 07/21/2017 Δ	50,000	49,994
Federal National Mortgage Association
0.350%, 06/02/2016 	300,000	299,997
0.401%, 07/19/2016 	100,000	99,947
0.431%, 08/09/2016 	100,000	99,918
0.454%, 08/16/2016 Δ	9,500	9,501
0.461%, 08/17/2016 	14,749	14,734
1.250%, 09/28/2016	134,242	134,591
0.459%, 01/26/2017 Δ	40,000	40,004
5.000%, 02/13/2017	93,000	95,746
0.750%, 04/20/2017	61,900	61,947
0.447%, 09/08/2017 Δ	25,000	24,963
Total U.S. Government Agency Debt (Cost $9,689,745)		9,689,745

U.S. Treasury Debt - 1.7%
U.S. Treasury Notes
0.500%, 06/30/2016	225,000	225,016
0.500%, 08/31/2016	50,000	49,992

0.875%, 12/31/2016	50,000	50,087
Total U.S. Treasury Debt (Cost $325,095)		325,095

U.S. Government Agency Repurchase Agreements - 17.9%
BNP Paribas Securities Corp
0.300%, dated 05/31/2016, matures 06/01/2016, repurchase price $200,002 (collateralized by various government agency obligations: Total market value $204,000)	200,000	200,000
Goldman Sachs & Company
0.280%, dated 05/31/2016, matures 06/01/2016, repurchase price $600,005 (collateralized by various government agency obligations: Total market value $612,000)	600,000	600,000
HSBC Securities (USA) Inc
0.270%, dated 05/31/2016, matures 06/01/2016, repurchase price $350,003 (collateralized by various government agency obligations: Total market value $357,005)	350,000	350,000
ING Financial Markets LLC
0.270%, dated 05/31/2016, matures 06/01/2016, repurchase price $1,015,008 (collateralized by various government agency obligations: Total market value $1,035,311)	1,015,000	1,015,000
Merrill Lynch, Pierce, Fenner & Smith Inc
0.280%, dated 05/31/2016, matures 06/01/2016, repurchase price $200,002 (collateralized by various government agency obligations: Total market value $204,000)	200,000	200,000
RBC Capital Markets
0.280%, dated 05/31/2016, matures 06/01/2016, repurchase price $100,001 (collateralized by various government agency obligations: Total market value $102,001)	100,000	100,000
Societe Generale/New York Branch
0.290%, dated 05/31/2016, matures 06/01/2016, repurchase price $450,004 (collateralized by various government agency obligations: Total market value $459,000)	450,000	450,000
0.290%, dated 05/27/2016, matures 06/03/2016, repurchase price $600,034 (collateralized by various government agency obligations: Total market value $612,000)	600,000	600,000
Total U.S. Government Agency Repurchase Agreements (Cost $3,515,000)		3,515,000

U.S. Treasury Repurchase Agreements - 31.2%
Bank of Nova Scotia/NY
0.280%, dated 05/31/2016, matures 06/01/2016, repurchase price $880,258 (collateralized by various U.S. Treasury obligations: Total market value $897,850)	880,251	880,251
BNP Paribas Securities Corp
0.290%, dated 05/31/2016, matures 06/01/2016, repurchase price $1,000,008 (collateralized by U.S. Treasury obligations: Total market value $1,020,000)	1,000,000	1,000,000
Credit Agricole Corporate & Investment Bank
0.280%, dated 05/31/2016, matures 06/01/2016, repurchase price $1,590,143 (collateralized by U.S. Treasury obligations: Total market value $1,621,922)	1,590,131	1,590,131
Credit Suisse Securities (USA) LLC
0.290%, dated 05/31/2016, matures 06/01/2016, repurchase price $50,000 (collateralized by various U.S. Treasury obligations: Total market value $51,005)	50,000	50,000
Federal Reserve Bank of New York

0.250%, dated 05/31/2016, matures 06/01/2016, repurchase price $1,100,008 (collateralized by U.S. Treasury obligations: Total market value $1,100,008)	1,100,000	1,100,000
HSBC Securities (USA) Inc
0.260%, dated 05/26/2016, matures 06/02/2016, repurchase price $250,013 (collateralized by various U.S. Treasury obligations: Total market value $255,004)	250,000	250,000
0.260%, dated 05/31/2016, matures 06/06/2016, repurchase price $250,011 (collateralized by various U.S. Treasury obligations: Total market value $255,004)	250,000	250,000
0.260%, dated 05/31/2016, matures 06/07/2016, repurchase price $125,006 (collateralized by U.S. Treasury obligations: Total market value $127,503)	125,000	125,000
ING Financial Markets LLC
0.260%, dated 05/25/2016, matures 06/01/2016, repurchase price $300,015 (collateralized by various U.S. Treasury obligations: Total market value $306,003)	300,000	300,000
0.260%, dated 05/27/2016, matures 06/03/2016, repurchase price $200,010 (collateralized by U.S. Treasury obligations: Total market value $204,001)	200,000	200,000
Societe Generale/New York Branch
0.280%, dated 05/31/2016, matures 06/01/2016, repurchase price $400,003 (collateralized by U.S. Treasury obligations: Total market value $408,000)	400,000	400,000
Total U.S. Treasury Repurchase Agreements (Cost $6,145,382)		6,145,382

Total Investments ▲ - 100.0% (Cost $19,675,222)		19,675,222
Other Assets and Liabilities, Net - 0.0%		2,068
Total Net Assets - 100.0%		$19,677,290

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2016, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2016.

	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

▲	On May 31, 2016, the cost of investments for federal income tax purposes was approximately $19,675,222. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2016, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
U.S. Government Agency Debt	$—	$9,689,745	$—	$9,689,745
U.S. Treasury Repurchase Agreements	—	6,145,382	—	6,145,382
U.S. Government Agency Repurchase Agreements	—	3,515,000	—	3,515,000
U.S. Treasury Debt	—	325,095	—	325,095
Total Investments	$—	$19,675,222	$—	$19,675,222

During the nine-month period ended May 31, 2016, there were no transfers between valuation levels or Level 3 securities.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Total
Repurchase Agreements
U.S. Government Agency	$3,515,000	$—	$—	$3,515,000
U.S. Treasury	6,145,382	—	—	6,145,382
Total Borrowings	$9,660,382	$—	$—	$9,660,382

Schedule of Investments May 31, 2016 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund

DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 31.7%
Banco del Estado de Chile/NY
0.610%, 06/27/2016	$50,000	$50,000
0.610%, 06/29/2016	50,000	50,000
0.580%, 07/05/2016	60,000	60,000
0.580%, 07/06/2016	50,000	50,000
Bank of Montreal/Chicago
0.360%, 06/03/2016	50,000	50,000
0.370%, 06/07/2016	200,000	200,000
0.570%, 06/16/2016	21,000	21,001
Bank of Nova Scotia/Houston
0.786%, 07/06/2016 Δ	100,000	100,024
0.664%, 07/15/2016 Δ	33,000	33,008
Bank of Tokyo-Mitsubishi UFJ Ltd/NY
0.370%, 06/03/2016	125,000	125,000
0.370%, 06/07/2016	50,000	50,000
0.610%, 06/08/2016	20,000	20,000
0.850%, 07/05/2016	15,000	15,003
BNP Paribas/Chicago
0.370%, 06/01/2016	100,000	100,000
Canadian Imperial Bank of Commerce/NY
0.370%, 06/01/2016	150,000	150,000
0.370%, 06/02/2016	100,000	100,000
0.370%, 06/03/2016	50,000	50,000
0.540%, 06/28/2016	50,000	50,000
0.670%, 06/30/2016 Δ	57,575	57,583
Citibank
0.580%, 07/13/2016	80,000	80,000
Credit Agricole Corporate & Investment Bank/NY
0.547%, 07/08/2016 Δ	30,000	30,000
Credit Suisse/NY
0.650%, 06/03/2016	50,000	50,000
0.700%, 06/07/2016	45,000	45,001
0.700%, 06/09/2016	45,000	45,000
0.910%, 07/11/2016	10,000	10,003
Dnb NOR Bank ASA/NY
0.620%, 06/16/2016	50,000	50,000
0.540%, 06/20/2016	50,000	50,000
DZ Bank/NY
0.670%, 06/06/2016	45,000	45,000
0.680%, 06/20/2016	99,000	99,000
0.680%, 06/24/2016	50,000	50,000
0.710%, 06/30/2016	25,000	25,003
0.550%, 07/11/2016	60,000	60,000
HSBC Bank USA
0.764%, 06/30/2016 Δ	25,000	25,000
Lloyds Bank PLC/NY
0.640%, 06/17/2016	25,000	25,000
Mitsubishi UFJ Trust & Banking Corp/NY
0.680%, 06/02/2016	25,000	25,000
0.710%, 06/20/2016	35,000	35,000
0.710%, 06/27/2016	25,000	25,000
0.660%, 06/30/2016	45,000	45,000
Nordea Bank Finland Plc/NY
0.610%, 06/01/2016	30,000	30,000
0.610%, 06/06/2016	25,000	25,000
0.610%, 06/09/2016	35,000	35,000
0.660%, 06/30/2016	30,000	30,000
Rabobank Nederland NV/NY
0.670%, 06/27/2016	50,000	50,000
0.670%, 06/27/2016	50,000	50,000
0.820%, 06/30/2016	25,000	25,006
Royal Bank of Canada/NY
0.616%, 06/06/2016 Δ	50,000	50,001
Sumitomo Mitsui Banking Corp/NY
0.670%, 06/02/2016	25,000	25,000
0.360%, 06/07/2016	100,000	100,000
0.670%, 06/09/2016	25,000	25,000
0.670%, 06/16/2016	25,000	25,000
0.510%, 07/05/2016	25,000	25,000
0.600%, 07/06/2016	50,000	50,000
Svenska Handelsbanken/NY
0.550%, 06/10/2016	50,000	50,000
Swedbank/NY
0.370%, 06/02/2016	350,000	350,000
Toronto-Dominion Bank/NY
0.400%, 06/09/2016	25,000	25,000
0.820%, 06/23/2016	100,000	100,010
UBS AG of Stamford
0.669%, 06/01/2016 Δ	50,000	50,000
0.650%, 06/06/2016	30,000	30,000
0.656%, 06/06/2016 Δ	25,000	25,000
0.670%, 06/07/2016	115,000	115,001

Wells Fargo Bank
0.589%, 06/03/2016 Δ	25,500	25,500
Westpac Banking Corp/NY
0.599%, 07/01/2016 Δ	58,000	58,003
Total Certificates of Deposit (Cost $3,524,147)		3,524,147

Asset Backed Commercial Paper ■ - 14.6%
Atlantic Asset Securitization Corp
0.573%, 07/05/2016 Δ	25,000	25,000
0.601%, 07/06/2016 ʘ	50,000	49,971
0.510%, 07/11/2016 ʘ	25,000	24,986
Barton Capital LLC
0.594%, 09/15/2016 Δ	50,000	50,000
CAFCO LLC
0.591%, 06/17/2016 ʘ	35,000	34,991
0.400%, 06/22/2016 ʘ	75,000	74,982
Fairway Finance Corp
0.280%, 06/01/2016 ʘ	58,000	58,000
0.581%, 06/14/2016 ʘ	14,500	14,497
0.581%, 06/15/2016 ʘ	35,000	34,992
0.581%, 06/27/2016 ʘ	70,000	69,971
0.551%, 07/11/2016 ʘ	35,000	34,979
Gotham Funding Corp
0.500%, 06/17/2016 ʘ	4,000	3,999
0.510%, 07/05/2016 ʘ	32,000	31,985
0.510%, 07/07/2016 ʘ	50,000	49,974
0.533%, 07/08/2016 ʘ	55,000	54,970
0.561%, 07/12/2016 ʘ	20,000	19,987
Kells Funding LLC
0.611%, 06/14/2016 ʘ	50,000	49,989
0.591%, 07/01/2016 ʘ	50,000	49,975
0.591%, 07/06/2016 ʘ	50,000	49,971
0.585%, 07/11/2016 ʘ	55,000	54,964
Liberty Street Funding LLC
0.300%, 06/01/2016 ʘ	25,819	25,819
0.591%, 06/06/2016 ʘ	30,000	29,998
0.591%, 06/08/2016 ʘ	25,000	24,997
0.591%, 06/13/2016 ʘ	25,000	24,995
0.581%, 07/11/2016 ʘ	50,000	49,968
0.581%, 07/12/2016 ʘ	45,000	44,970
Manhattan Asset Funding Co
0.520%, 06/07/2016 ʘ	20,000	19,998
0.500%, 06/14/2016 ʘ	35,000	34,994
0.474%, 06/27/2016 ʘ	60,000	59,979
0.480%, 07/05/2016 ʘ	20,000	19,991
0.586%, 07/05/2016 Δ	30,000	30,000
0.574%, 07/15/2016 Δ	40,000	40,000
Nieuw Amsterdam Receivables Corp
0.621%, 06/03/2016 ʘ	25,000	24,999
0.470%, 06/08/2016 ʘ	60,000	59,995
0.500%, 06/16/2016 ʘ	25,000	24,995
0.501%, 06/17/2016 ʘ	40,000	39,991
0.430%, 06/20/2016 ʘ	14,763	14,760
0.520%, 07/07/2016 ʘ	41,187	41,166
0.520%, 07/20/2016 ʘ	25,000	24,982
Old Line Funding LLC
0.712%, 06/10/2016 ʘ	24,000	23,996
0.712%, 06/30/2016 ʘ	30,000	29,983
0.561%, 07/15/2016 ʘ	30,000	29,979
Thunder Bay Funding LLC
0.400%, 06/16/2016 ʘ	30,000	29,995
0.581%, 06/22/2016 ʘ	35,000	34,988
Total Asset Backed Commercial Paper (Cost $1,623,721)		1,623,721

Financial Company Commercial Paper - 14.1%
Australia & New Zealand Banking Group LTD
0.611%, 06/01/2016 ■ ʘ	25,000	25,000
0.611%, 06/02/2016 ■ ʘ	30,100	30,100
Bank of New York Mellon
0.250%, 06/01/2016 ʘ	100,000	100,000
0.310%, 06/02/2016 ʘ	250,000	249,998
CDP Financial Inc
0.410%, 06/02/2016 ■ ʘ	16,000	16,000
0.591%, 06/15/2016 ■ ʘ	62,800	62,786
0.646%, 06/17/2016 ■ ʘ	45,000	44,987
0.534%, 06/22/2016 ■ ʘ	52,000	51,984
0.581%, 07/05/2016 ■ ʘ	45,000	44,975
0.567%, 07/14/2016 ■ ʘ	75,000	74,949
DNB Bank ASA
0.601%, 06/27/2016 ■ ʘ	50,000	49,978
HSBC Bank PLC
0.659%, 06/01/2016 Δ ■	35,000	35,000
ING Funding LLC
0.672%, 06/02/2016 ʘ	15,000	15,000
0.591%, 06/07/2016 ʘ	30,000	29,997

0.400%, 06/08/2016 ʘ	15,000	14,999
0.601%, 06/24/2016 ʘ	25,000	24,990
0.470%, 07/01/2016 ʘ	15,000	14,994
0.601%, 07/11/2016 ʘ	100,000	99,933
Macquarie Bank LTD
0.631%, 06/02/2016 ■ ʘ	60,000	59,999
0.631%, 06/21/2016 ■ ʘ	20,000	19,993
0.611%, 07/14/2016 ■ ʘ	50,000	49,964
0.611%, 07/15/2016 ■ ʘ	50,000	49,963
Nederlandse Waterschapsbank NV
0.621%, 06/16/2016 ■ ʘ	50,000	49,987
Nordea Bank AB
0.420%, 06/01/2016 ■ ʘ	14,350	14,350
PSP Capital Inc
0.506%, 06/09/2016 ■ ʘ	85,000	84,990
0.621%, 06/21/2016 ■ ʘ	25,000	24,991
0.561%, 07/15/2016 ■ ʘ	50,000	49,966
Suncorp Metway LTD
0.671%, 06/06/2016 ■ ʘ	20,000	19,998
0.671%, 06/08/2016 ■ ʘ	27,000	26,997
0.752%, 06/23/2016 ■ ʘ	30,000	29,986
0.671%, 07/07/2016 ■ ʘ	70,000	69,953
0.651%, 07/14/2016 ■ ʘ	35,000	34,973
Total Financial Company Commercial Paper (Cost $1,571,780)		1,571,780

Non-Financial Company Commercial Paper - 11.7%
American Honda Finance Corp
0.400%, 06/23/2016 ʘ	25,000	24,994
Coca-Cola Co
0.611%, 06/02/2016 ■ ʘ	50,000	49,999
Hydro-Quebec
0.400%, 06/01/2016 ■ ʘ	40,000	40,000
0.410%, 06/08/2016 ■ ʘ	19,825	19,824
Microsoft Corp
0.400%, 06/29/2016 ■ ʘ	30,700	30,691
Nestle Capital Corp
0.370%, 06/21/2016 ʘ	50,000	49,990
Novartis Finance Corp
0.400%, 06/07/2016 ■ ʘ	20,000	19,999
0.400%, 06/13/2016 ■ ʘ	30,000	29,996
0.407%, 06/14/2016 ■ ʘ	100,000	99,985
0.400%, 06/20/2016 ■ ʘ	75,000	74,984
0.430%, 06/27/2016 ■ ʘ	50,000	49,985
0.430%, 07/06/2016 ■ ʘ	19,000	18,992
Province of Quebec
0.415%, 06/10/2016 ■ ʘ	50,000	49,995
Reckitt Benckiser Treasury Service PLC
0.390%, 06/01/2016 ■ ʘ	10,500	10,500
Total Capital Canada LTD
0.581%, 06/15/2016 ■ ʘ	109,850	109,825
0.600%, 07/05/2016 ■ ʘ	123,100	123,030
0.583%, 07/11/2016 ■ ʘ	80,000	79,948
Total Capital SA
0.290%, 06/01/2016 ʘ	55,000	55,000
Toyota Credit Canada Inc
0.581%, 06/06/2016 ʘ	20,000	19,998
0.450%, 06/17/2016 ʘ	37,500	37,493
0.642%, 06/23/2016 ʘ	50,000	49,980
0.621%, 06/27/2016 ʘ	35,000	34,984
Toyota Credit Puerto Rico
0.450%, 06/17/2016 ʘ	37,500	37,493
Toyota Motor Credit Corp
0.410%, 06/15/2016 ʘ	25,000	24,996
0.440%, 06/20/2016 ʘ	50,000	49,988
0.621%, 06/27/2016 ʘ	35,000	34,984
0.631%, 06/30/2016 ʘ	35,000	34,982
Unilever Global Funding
0.531%, 06/21/2016 ■ ʘ	43,800	43,787
Total Non-Financial Company Commercial Paper (Cost $1,306,422)		1,306,422

Non-Negotiable Time Deposits - 8.4%
Credit Agricole, Cayman Islands Branch - Time Deposit
0.300%, 06/01/2016	359,157	359,157
DnB Bank ASA - Georgetown, Cayman Islands Branch - Time Deposit
0.270%, 06/01/2016	270,000	270,000
Skandinaviska Enskilda Banken, Cayman Islands Branch - Time Deposit
0.280%, 06/01/2016	300,000	300,000
Total Non-Negotiable Time Deposits (Cost $929,157)		929,157

Variable Rate Demand Notes Δ - 3.3%
Arizona Health Facilities Authority, Catholic Healthcare West Loan Program, Series 2005B
0.400%, 07/01/2035 (LOC: JPMorgan Chase)	20,390	20,390
Clark County, Nevada Airport System, Series 2008B-2
0.410%, 07/01/2022 (AMT) (LOC: State Street)	24,730	24,730

Clark County, Nevada Airport System, Series 2008C-3
0.410%, 07/01/2029 (AMT) (LOC: Sumitomo Mitsui Banking)	40,000	40,000
County of Riverside Asset Leasing Corporation, Southwest Justice Center Refunding, Series 2008A
0.420%, 11/01/2032 (LOC: Wells Fargo Bank)	36,915	36,915
Elmhurst, Illinois Community Accredation
0.410%, 07/01/2018 (LOC: JPMorgan Chase)	3,795	3,795
Illinois Finance Authority, The Carle Foundation, Series 2009D
0.410%, 02/15/2033 (LOC: JPMorgan Chase)	11,400	11,400
Louisville/Jefferson County Metro Government Health System, Norton Healthcare, Inc, Series 2011A
0.410%, 10/01/2039 (LOC: JPMorgan Chase)	16,000	16,000
Maryland Health & Higher Educational Facilities Authority, Anne Arundel Health System Issue, Series 2009B
0.400%, 07/01/2043 (LOC: Bank of America)	25,050	25,050
Maryland Transportation Authority, Baltimore/Washington International Thurgood Marshall Airport, Series 2012C
0.420%, 06/01/2032 (AMT) (LOC: Wells Fargo Bank)	20,500	20,500
Minnesota Higher Education Facilities Authority, Albion College Project, Series 2006
0.440%, 11/01/2036 (LOC: JPMorgan Chase)	9,410	9,410
New York State Housing Finance Agency, BAM South Housing, Series B
0.430%, 11/01/2048 (LOC: JPMorgan Chase)	12,500	12,500
New York State Housing Finance Agency, Series 2013A
0.420%, 11/01/2047 (LOC: Wells Fargo Bank)	39,000	39,000
New York State Housing Finance Agency, Service Contract Revenue Bonds, Series L
0.400%, 09/15/2021 (LOC: Bank of America)	22,545	22,545
State of Illinois, Series 2003B-1
0.430%, 10/01/2033 (LOC: JPMorgan Chase)	29,700	29,700
Sunshine State Governmental Financing Commission, Miami-Dade County Program, Series 2010B
0.380%, 09/01/2035 (LOC: Bank of New York Mellon)	23,105	23,105
The Trust For Cultural Resources of The City of New York, The New York Botanical Garden, Series 2009A
0.430%, 07/01/2032 (LOC: JPMorgan Chase)	22,900	22,900
Yavapai County Industrial Development Authority Revenue, Drake Cement LLC Project
0.550%, 09/01/2035 (LOC: Scotiabank)	9,375	9,375
Total Variable Rate Demand Notes (Cost $367,315)		367,315

Investment Companies Ω - 2.7%	SHARES
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.422%	200,000,000	200,000
JPMorgan Prime Money Market Fund, Institutional Shares, 0.409%	100,000,000	100,000
Total Investment Companies (Cost $300,000)		300,000

Other Instruments - 1.0%	PAR
Bank of Nova Scotia
1.375%, 07/15/2016	$51,638	51,691
Toronto-Dominion Bank
0.800%, 07/13/2016 Δ	25,000	25,009
Wells Fargo Bank
0.783%, 06/02/2016 Δ	20,000	20,000
0.754%, 10/14/2016 Δ	20,000	20,000
Total Other Instruments (Cost $116,700)		116,700

U.S. Government Agency Debt - 0.3%
Federal Home Loan Bank
0.400%, 06/17/2016	28,500	28,500
(Cost $28,500)

U.S. Government Agency Repurchase Agreements - 1.8%
Bank of Nova Scotia/NY
0.300%, dated 05/31/2016, matures 06/01/2016, repurchase price $200,002 (collateralized by various government agency obligations: Total market value $204,000)	200,000	200,000
(Cost $200,000)

U.S. Treasury Repurchase Agreements - 5.2%
Bank of Nova Scotia/NY
0.280%, dated 05/31/2016, matures 06/01/2016, repurchase price $205,819 (collateralized by U.S. Treasury obligations: Total market value $209,957)	205,817	205,817
Credit Agricole Corporate & Investment Bank
0.280%, dated 05/31/2016, matures 06/01/2016, repurchase price $371,802 (collateralized by U.S. Treasury obligations: Total market value $379,277)	371,799	371,799
Total U.S. Treasury Repurchase Agreements (Cost $577,616)		577,616

Other Repurchase Agreements - 5.2%
BNP Paribas Securities Corp
0.560%, dated 05/31/2016, matures 06/01/2016, repurchase price $25,000 (collateralized by various securities: Total market value $26,251)	25,000	25,000
0.430%, dated 05/31/2016, matures 07/05/2016, repurchase price $120,050 (collateralized by various securities: Total market value $126,000) ∞	120,000	120,000
HSBC Securities (USA) Inc
0.380%, dated 05/31/2016, matures 06/01/2016, repurchase price $91,001 (collateralized by various securities: Total market value $95,553)	91,000	91,000
ING Financial Markets LLC
0.380%, dated 05/31/2016, matures 06/01/2016, repurchase price $90,001 (collateralized by various securities: Total market value $94,504)	90,000	90,000
JP Morgan Securities LLC
0.590%, dated 05/31/2016, matures 07/05/2016, repurchase price $150,086 (collateralized by various securities: Total market value $157,501) ∞	150,000	150,000
Merrill Lynch, Pierce, Fenner & Smith Inc
0.530%, dated 05/31/2016, matures 07/05/2016, repurchase price $100,052 (collateralized by various securities: Total market value $105,000) ∞	100,000	100,000

Total Other Repurchase Agreements (Cost $576,000)	576,000

Total Investments ▲ - 100.0% (Cost $11,121,358)	11,121,358
Other Assets and Liabilities, Net - 0.0%	(46)
Total Net Assets - 100.0%	$11,121,312

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2016, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2016.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of May 31, 2016, the value of these investments was $3,497,130 or 31.4% of total net assets.

	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

Ω	The rate shown is the annualized seven-day effective yield as of May 31, 2016.

∞	Security considered illiquid. As of May 31, 2016, the value of these investments was $370,000 or 3.3% of total net assets.

▲	On May 31, 2016, the cost of investments for federal income tax purposes was approximately $11,121,358. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMT	-	Alternative Minimum Tax. As of May 31, 2016, the total value of securities subject to AMT was $85,230 or 0.8% of total net assets.
LOC	-	Letter of Credit

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2016, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Certificates of Deposit	$—	$3,524,147	$—	$3,524,147
Asset Backed Commercial Paper	—	1,623,721	—	1,623,721
Financial Company Commercial Paper	—	1,571,780	—	1,571,780
Non-Financial Company Commercial Paper	—	1,306,422	—	1,306,422
Non-Negotiable Time Deposits	—	929,157	—	929,157
U.S. Treasury Repurchase Agreements	—	577,616	—	577,616
Other Repurchase Agreements	—	576,000	—	576,000
Variable Rate Demand Notes	—	367,315	—	367,315
U.S. Government Agency Repurchase Agreements	—	200,000	—	200,000
Other Instruments	—	116,700	—	116,700
U.S. Government Agency Debt	—	28,500	—	28,500
Investment Companies	300,000	—	—	300,000
Total Investments	$300,000	$10,821,358	$—	$11,121,358

During the nine-month period ended May 31, 2016, there were no transfers between fair value levels or Level 3 securities.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Total
Repurchase Agreements
U.S. Government Agency	$200,000	$—	$—	$200,000
U.S. Treasury	577,616	—	—	577,616
Other	206,000	—	370,000	576,000
Total Borrowings	$983,616	$—	$370,000	$1,353,616

Schedule of Investments May 31, 2016 (unaudited), all dollars are rounded to thousands (000)

Tax Free Obligations Fund

DESCRIPTION	PAR	VALUE >
Municipal Debt - 99.0%
Alabama - 1.5%
The Mobile Downtown Redevelopment Authority Gulf Opportunity Zone Revenue Bonds, Series 2011B (LOC: Wells Fargo Bank)
0.400%, 05/01/2041 Δ	$10,455	$10,455

Alaska - 2.9%
Valdez, Alaska Marine Terminal Revenue Refunding, Exxon Pipeline Company Project, Series 1993A
0.340%, 12/01/2033 Δ	14,000	14,000
Valdez, Alaska Marine Terminal Revenue Refunding, Exxon Pipeline Company Project, Series 1993B
0.340%, 12/01/2033 Δ	4,750	4,750
Valdez, Alaska Marine Terminal Revenue Refunding, Exxon Pipeline Company Project, Series 1993C
0.340%, 12/01/2033 Δ	1,080	1,080
		19,830
California - 2.1%
California Health Facilities Authority, Catholic Healthcare, Series C (LOC: JPMorgan Chase Bank)
0.450%, 07/01/2020 Δ	14,200	14,200

Colorado - 2.3%
City and County of Denver, Colorado, Multifamily Housing Revenue, Garden Court Community Project, Series 2008
0.410%, 12/15/2038 Δ	7,195	7,195
City of Colorado Springs, Colorado Revenue Bonds, Colorado Springs Fine Arts Center Project, Series 2006 (LOC: Wells Fargo Bank)
0.420%, 07/01/2021 Δ	720	720
Colorado Educational & Cultural Facilities Authority, The Nature Conservancy, Series 2002A
0.420%, 07/01/2027 Δ	8,094	8,094
		16,009
Connecticut - 1.0%
Connecticut Health & Educational Facility Authority Revenue, Greenwich Hospital Issue, Series C (LOC: Bank of America)
0.420%, 07/01/2026 Δ	7,000	7,000

District of Columbia - 4.0%
District of Columbia Housing Finance Agency, Multifamily Housing Revenue Bonds, Series 2012
0.410%, 02/01/2046 Δ	5,250	5,250
District of Columbia, Carnegie Endowment for International Peace Issue, Series 2006 (LOC: Wells Fargo Bank)
0.400%, 11/01/2045 Δ	15,550	15,550
District of Columbia, Medlantic/Helix Issue, Series 1998A (LOC: PNC Bank)
0.420%, 08/15/2038 Δ	3,555	3,555
District of Columbia, Progressive Life Center, Series 2008A (LOC: Branch Banking & Trust)
0.380%, 01/01/2033 Δ	3,025	3,025
		27,380
Florida - 1.9%
North Broward Hospital District, Series 2008A (LOC: TD Bank)
0.400%, 01/15/2031 Δ	4,585	4,585
Orange County Health Facilities Authority, Orlando Regional Healthcare, Series 2008E (LOC: Branch Banking & Trust)
0.400%, 10/01/2026 Δ	4,300	4,300
The School Board of Orange County, Florida Certificates of Participation, Series 2008C (LOC: Bank of America)
0.410%, 08/01/2025 Δ	4,130	4,130
		13,015
Illinois - 8.3%
Illinois Development Finance Authority, American College of Surgeons, Series 1996 (LOC: Northern Trust Company)
0.520%, 08/01/2026 Δ	3,400	3,400
Illinois Development Finance Authority, Lake Forest Academy, Series 1994 (LOC: Northern Trust Company)
0.410%, 12/01/2024 Δ	755	755
Illinois Development Finance Authority, Lake Forest Academy, Series 2000 (LOC: Northern Trust Company)
0.410%, 12/01/2024 Δ	6,000	6,000
Illinois Educational Facilities Authority, The Newberry Library, Series 1988 (LOC: Northern Trust Company)
0.400%, 03/01/2028 Δ	2,500	2,500
Illinois Finance Authority, Chicago Horticultural Society, Series 2008 (LOC: Northern Trust Company)
0.410%, 01/01/2043 Δ	9,000	9,000
Illinois Finance Authority, Richard Driehaus Foundation, Series 2005 (LOC: Northern Trust Company)

0.410%, 02/01/2035 Δ	12,100	12,100
Illinois Housing Development Authority, Multi-Family Housing Revenue Bonds, Series 2008
0.540%, 08/01/2038 Δ	7,145	7,145
University of Illinois, Health Services Facilities, The Board of Trustees of the University of Illinois, Series 1997B (LOC: Wells Fargo Bank)
0.400%, 10/01/2026 Δ	9,200	9,200
Warren County, Monmouth College Project, Series 2002 (LOC: PNC Bank)
0.420%, 12/01/2032 Δ	7,380	7,380
		57,480
Iowa - 0.6%
Iowa City Community School District, Services and Use Tax Revenue Bonds, Series 2015
2.000%, 06/01/2016	3,950	3,950

Kentucky - 1.3%
Kentucky Health Care Facility, Bon Secours Health System, Series 2002B (LOC: JPMorgan Chase Bank)
0.450%, 11/01/2026 Δ	8,765	8,765

Louisiana - 8.0%
Industrial Development Board of the Parish of East Baton Rouge, Louisiana, Inc, ExxonMobil Project, Series 2010B
0.340%, 12/01/2040 Δ	7,000	7,000
Louisiana Local Government Environmental Facilities and Community Development Authority, NSU Facilities Corporation Project, Series 2007B (INS: FHLB)
0.430%, 06/01/2039 Δ	20,000	20,000
Louisiana Public Facilities Authority, Revenue Bonds, Dynamic Fuels, LLC Project, Series 2008 (LOC: Bank of America)
0.370%, 10/01/2033 Δ	14,950	14,950
Louisiana Public Facilities Authority, Revenue Refunding Bonds, Christus Health, Series 2009B2 (LOC: Bank of New York Mellon)
0.390%, 07/01/2047 Δ	13,200	13,200
		55,150
Maryland - 4.8%
Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Series 1985A (LOC: TD Bank)
0.380%, 04/01/2035 Δ	26,450	26,450
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wells Fargo Bank)
0.410%, 07/01/2034 Δ	6,465	6,465
		32,915
Michigan - 2.5%
Regents of The University of Michigan, General Revenue Bonds, Series 2012D-1
0.300%, 12/01/2024 Δ	5,610	5,610
University of Michigan
0.420%, 06/02/2016	11,510	11,510
		17,120
Minnesota - 11.7%
City of Minnetonka, The Cliffs at Ridgedale, Series 1995
0.480%, 09/15/2025 Δ	8,150	8,150
City of St. Francis, Minnesota General Obligation Temporary Sewer Revenue Bonds, Series 2015B
1.000%, 11/01/2016	8,105	8,105
Eden Prairie Multifamily Housing Revenue, Park at City West Apartments, Series 2001 (INS: FHLMC)
0.420%, 09/01/2031 Δ	14,805	14,805
Minnesota Higher Education Facilities Authority, Carleton Collegem, Series Five-G (SPA: JPMorgan Chase Bank)
0.470%, 11/01/2029 Δ	11,100	11,100
Minnesota Higher Education Facilities Authority, Macalester College, Series Five-Q
0.450%, 03/01/2033 Δ	5,110	5,110
Minnesota Higher Education Facilities Authority, Macalester College, Series Three-Z
0.450%, 03/01/2024 Δ	6,310	6,310
Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015G (SPA: Royal Bank of Canada)
0.400%, 01/01/2034 Δ	4,500	4,500
University of Minnesota
0.420%, 06/03/2016	9,000	9,000
0.420%, 06/03/2016	13,750	13,750
		80,830
Mississippi - 3.6%
Mississippi Business Finance Corp, Chevron USA Inc Project, Series 2010H
0.350%, 11/01/2035 Δ	7,000	7,000
Mississippi Business Finance Corporation, Chevron USA Inc, Project, Series 2007C
0.340%, 12/01/2030 Δ	17,760	17,760
Mississippi Business Finance Corporation, Chevron USA Inc, Project, Series 2009C
0.340%, 12/01/2030 Δ	325	325
		25,085
Missouri - 1.9%
Missouri Health & Educational Facilities Authority, Saint Louis University, Series A-2 (LOC: Wells Fargo Bank)

0.350%, 10/01/2035 Δ	12,940	12,940
Missouri Health & Educational Facilities Authority, The Washington University, Series D (SPA: Wells Fargo Bank)
0.350%, 09/01/2030 Δ	320	320
		13,260
New York - 6.3%
Metropolitan Transportation Authority Transportation Revenue Variable Rate Bonds, Series 2015E-2 (LOC: Bank of Tokyo)
0.380%, 11/15/2050 Δ	6,325	6,325
Metropolitan Transportation Authority, Transportation Revenue Bond Anticipation Notes, Series 2015B-1
0.500%, 08/01/2016	15,000	15,003
The City of New York, General Obligation Bonds, Series E-4 (LOC: Bank of America)
0.400%, 08/01/2034 Δ	7,290	7,290
The City of New York, General Obligation Bonds, Fiscal 2012 Series A-4 (LOC: Bank of Tokyo)
0.400%, 08/01/2038 Δ	15,000	15,000
		43,618
North Carolina - 1.5%
City of Charlotte, Charlotte Douglas International Airport, Series 2007B (LOC: Bank of America)
0.410%, 07/01/2037 Δ	1,790	1,790
North Carolina Capital Facilities Finance Agency, Salem Academy and College Project, Series 2005 (LOC: Branch Banking & Trust)
0.380%, 08/01/2030 Δ	5,910	5,910
Wake County Industrial Facilities & Pollution Control Financing Authority, Wake Enterprises, Series 2009 (LOC: Branch Banking & Trust)
0.380%, 02/01/2034 Δ	2,685	2,685
		10,385
Ohio - 6.3%
City of Blue Ash, Ursuline Academy of Cincinnati, Series 2008 (LOC: PNC Bank)
0.410%, 06/01/2031 Δ	12,155	12,155
City of Middletown, Ohio, Hospital Facilities Revenue, Atrium Medical Center Obligated Group, Series 2008B (LOC: PNC Bank)
0.400%, 11/15/2039 Δ	18,950	18,950
Franklin County, Health Care Facilities Improvement Revenue, Ohio Presbyterian Retirement Services, Series 2006A (LOC: PNC Bank)
0.410%, 07/01/2036 Δ	12,000	12,000
		43,105
Texas - 4.1%
Lower Neches Valley Authority Industrial Development Corp, ExxonMobil Project, Series 2012
0.320%, 05/01/2046 Δ	3,525	3,525
University of Texas System
0.170%, 06/03/2016	20,350	20,350
University of Texas System, Series 2016B
0.360%, 08/01/2039 Δ	4,390	4,390
		28,265
Vermont - 1.1%
Vermont State Housing Finance Agency, West Block University of Vermont Apartments, Winooski, Series 2004A (LOC: Bank of New York Mellon)
0.420%, 07/01/2037 Δ	7,665	7,665

Virginia - 7.6%
Bonds of County of Arlington, Virginia, Ballston Public Parking Project (LOC: PNC Bank)
0.460%, 08/01/2017 Δ	7,000	7,000
Fairfax County Economic Development Authority, Smithsonian Institution, Series B (SPA: Northern Trust Company)
0.400%, 12/01/2033 Δ	12,000	12,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute, Series 2003E
0.390%, 02/15/2038 Δ	6,635	6,635
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute, Series 2003F
0.390%, 02/15/2038 Δ	19,820	19,820
Portsmouth Redevelopment & Housing Authority, Phoebus Square Apartments, Series 2008
0.480%, 04/01/2048 Δ	7,200	7,200

		52,655
Washington - 8.9%
King County, Washington, Multi-Model Limited Tax General Obligations Bonds, Series A (SPA: State Street Bank & Trust Co.)
0.390%, 01/01/2040 Δ	23,000	23,000
Tacoma School District No. 10 Pierce County, Washington Unlimited Tax General Obligation and Refunding Bond, 2015
2.000%, 06/01/2016	7,540	7,540
Washington State Housing Finance Commission, Franke Tobey Jones Project, Series 2003 (LOC: Wells Fargo Bank)
0.400%, 09/01/2033 Δ	10,100	10,100
Washington State Housing Finance Commission, Urban Center Apartments Project, Series 2012
0.410%, 07/01/2047 Δ	15,880	15,880
Washington State Housing Finance Commission, Willow Tree Grove Apartments Project, Series 2011
0.410%, 02/01/2044 Δ	4,900	4,900
		61,420
Wisconsin - 4.8%
Dane County, Wisconsin General Obligation Promissory Notes, Series 2015A
2.000%, 06/01/2016	4,575	4,575
Wisconsin State Health & Educational Facilities Authority, Aurora Health Care, Inc., Series 1999C (LOC: JPMorgan Chase Bank)
0.400%, 02/15/2029 Δ	28,120	28,120
		32,695
Total Municipal Debt
(Cost $682,252)		682,252

Investment Company Ω - 1.0%	SHARES
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.185%	7,015,000	7,015
(Cost $7,015)

Total Investments ▲ - 100.0%
(Cost $689,267)		689,267
Other Assets and Liabilities, Net - 0.0%		265
Total Net Assets - 100.0%		$689,532

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2016, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2016.

Ω	The rate shown is the annualized seven-day effective yield as of May 31, 2016.

▲	On May 31, 2016, the cost of investments for federal income tax purposes was approximately $689,267. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FHLB	-	Federal Home Loan Banks
FHLMC	-	Federal Home Loan Mortgage Corporation
INS	-	Insured
LOC	-	Letter of Credit
SPA	-	Standby Purchase Agreement

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2016, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Municipal Debt	$—	$682,252	$—	$682,252
Investment Company	7,015	—	—	7,015
Total Investments	$7,015	$682,252	$—	$689,267

During the nine-month period ended May 31, 2016, there were no transfers between valuation levels or Level 3 securities.

Schedule of Investments May 31, 2016 (unaudited), all dollars are rounded to thousands (000)

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE >
U.S. Treasury Debt - 38.8%
U.S. Treasury Notes
0.500%, 06/30/2016	$25,000	$25,002
0.625%, 07/15/2016	35,000	34,999
0.500%, 07/31/2016	200,000	199,977
1.500%, 07/31/2016	100,000	100,169
0.500%, 08/31/2016	250,000	250,052
1.000%, 08/31/2016	475,000	475,543
3.000%, 08/31/2016	50,000	50,330
0.875%, 09/15/2016	50,000	50,048
0.500%, 09/30/2016	75,000	74,983
0.625%, 10/15/2016	150,000	150,052
0.375%, 10/31/2016	100,000	99,928
0.403%, 10/31/2016 Δ	223,000	222,894
1.000%, 10/31/2016	50,000	50,092
3.125%, 10/31/2016	50,000	50,523
0.875%, 11/30/2016	150,000	150,241
2.750%, 11/30/2016	250,000	252,651
0.875%, 12/31/2016	300,000	300,620
0.434%, 01/31/2017 Δ	160,000	159,996
0.875%, 02/28/2017	50,000	50,130
0.427%, 07/31/2017 Δ	50,000	49,962
0.518%, 10/31/2017 Δ	175,000	174,867
0.622%, 01/31/2018 Δ	430,000	430,319
0.540%, 04/30/2018 Δ	150,000	150,027
Total U.S. Treasury Debt (Cost $3,553,405)		3,553,405

U.S. Treasury Repurchase Agreements - 61.2%
Bank of Montreal
0.270%, dated 05/31/2016, matures 06/01/2016, repurchase price $350,003 (collateralized by U.S. Treasury obligations: Total market value $357,000)	350,000	350,000
Bank of Nova Scotia/NY
0.280%, dated 05/31/2016, matures 06/01/2016, repurchase price $463,935 (collateralized by U.S. Treasury obligations: Total market value $473,193)	463,932	463,932
BNP Paribas Securities Corp
0.290%, dated 05/31/2016, matures 06/01/2016, repurchase price $725,006 (collateralized by U.S. Treasury obligations: Total market value $739,500)	725,000	725,000
Credit Agricole Corporate & Investment Bank
0.280%, dated 05/31/2016, matures 06/01/2016, repurchase price $838,077 (collateralized by U.S. Treasury obligations: Total market value $854,801)	838,070	838,070
Federal Reserve Bank of New York
0.250%, dated 05/31/2016, matures 06/01/2016, repurchase price $1,100,008 (collateralized by U.S. Treasury obligations: Total market value $1,100,008)	1,100,000	1,100,000
HSBC Securities (USA) Inc
0.270%, dated 05/31/2016, matures 06/01/2016, repurchase price $550,004 (collateralized by U.S. Treasury obligations: Total market value $561,003)	550,000	550,000
0.260%, dated 05/31/2016, matures 06/07/2016, repurchase price $125,006 (collateralized by U.S. Treasury obligations: Total market value $127,503)	125,000	125,000
ING Financial Markets LLC
0.260%, dated 05/27/2016, matures 06/03/2016, repurchase price $100,005 (collateralized by U.S. Treasury obligations: Total market value $102,001)	100,000	100,000
0.260%, dated 05/31/2016, matures 06/07/2016, repurchase price $100,005 (collateralized by U.S. Treasury obligations: Total market value $102,004)	100,000	100,000
Merrill Lynch, Pierce, Fenner & Smith Inc
0.280%, dated 05/31/2016, matures 06/01/2016, repurchase price $150,001 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
Societe Generale/New York Branch
0.280%, dated 05/31/2016, matures 06/01/2016, repurchase price $350,003 (collateralized by U.S. Treasury obligations: Total market value $357,000)	350,000	350,000
0.240%, dated 05/31/2016, matures 06/7/2016, repurchase price $300,014 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
TD Securities USA LLC
0.270%, dated 05/31/2016, matures 06/01/2016, repurchase price $450,003 (collateralized by U.S. Treasury obligations: Total market value $459,000)	450,000	450,000
Total U.S. Treasury Repurchase Agreements (Cost $5,602,002)		5,602,002

Total Investments ▲ - 100.0% (Cost $9,155,407)		9,155,407
Other Assets and Liabilities, Net - 0.0%		2,425
Total Net Assets - 100.0%		$9,157,832

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2016, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable rate security - The rate shown is the rate in effect as of May 31, 2016.

▲	On May 31, 2016, the cost of investments for federal income tax purposes was approximately $9,155,407. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2016, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
U.S. Treasury Repurchase Agreements	$—	$5,602,002	$—	$5,602,002
U.S. Treasury Debt	—	3,553,405	—	3,553,405
Total Investments	$—	$3,553,405	$—	$3,553,405

During the nine-month period ended May 31, 2016, there were no transfers between valuation levels or Level 3 securities.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Total
Repurchase Agreements
U.S. Treasury	$5,602,002	$—	$—	$5,602,002
Total Borrowings	$5,602,002	$—	$—	$5,602,002

Schedule of Investments May 31, 2016 (unaudited), all dollars are rounded to thousands (000)

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE >
U.S. Treasury Debt - 99.9%
U.S. Treasury Bills U
0.079%, 06/02/2016	$92,866	$92,866
0.207%, 06/09/2016	183,775	183,766
0.186%, 06/16/2016	65,100	65,095
0.203%, 06/23/2016	50,846	50,839
0.175%, 07/07/2016	62,275	62,264
0.182%, 07/14/2016	40,000	39,991
0.232%, 07/21/2016	35,000	34,988
0.241%, 07/28/2016	15,000	14,994
0.246%, 08/04/2016	17,214	17,206
0.230%, 08/25/2016	25,000	24,986
0.242%, 09/01/2016	15,000	14,991
U.S. Treasury Notes
0.500%, 06/15/2016	3,014	3,014
1.500%, 06/30/2016	21,392	21,411
0.625%, 07/15/2016	100,065	100,106
0.420%, 07/31/2016 Δ	5,000	5,000
0.500%, 07/31/2016	16,260	16,263
1.500%, 07/31/2016	40,000	40,071
3.250%, 07/31/2016	21,473	21,577
0.625%, 08/15/2016	4,981	4,982
0.500%, 08/31/2016	2,159	2,158
1.000%, 08/31/2016	40,005	40,068
0.500%, 09/30/2016	7,551	7,549
0.403%, 10/31/2016 Δ	27,000	26,985
1.000%, 10/31/2016	21,102	21,149
0.875%, 11/30/2016	5,400	5,410
0.434%, 01/31/2017 Δ	10,000	10,000
0.424%, 04/30/2017 Δ	30,000	30,002
0.427%, 07/31/2017 Δ	27,353	27,324
0.518%, 10/31/2017 Δ	44,270	44,278
0.622%, 01/31/2018 Δ	19,081	19,116
Total U.S. Treasury Debt
(Cost $1,048,449)		1,048,449

Total Investments ▲ - 99.9%
(Cost $1,048,449)		1,048,449
Other Assets and Liabilities, Net - 0.1%		804
Total Net Assets - 100.0%		$1,049,253

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2016, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%.Investments in other money market funds are valued at their respective net asset values on the valuation date.

U	Rate shown is effective yield as of May 31, 2016.

Δ	Variable rate security - The rate shown is the rate in effect as of May 31, 2016.

▲	On May 31, 2016, the cost of investments for federal income tax purposes was approximately $1,048,449. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

As of May 31, 2016, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
U.S. Treasury Debt	$—	$1,048,449	$—	$1,048,449
Total Investments	$—	$1,048,449	$—	$1,048,449

During the nine-month period ended May 31, 2016, there were no transfers between valuation levels or Level 3 securities.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date:	July 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date:	July 27, 2016

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	July 27, 2016